SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated parties	[1]	$ 1,382,896	$ 937,235
Advances to employees		26,069	49,218
Other current assets		369,546	231,695
Total		$ 1,778,511	$ 1,218,148

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.